Client:	XXXX
Batch:	XXXX
Report Pulled:	XXXX
Loan Count:	1

Fields Reviewed	Discrepancy Count	Percentage
Loan Purpose	0	33.33%
Originator Back-End DTI	0	33.33%
Property Type	0	33.33%
Total Discrepancies:	0	100.00%